Nature of Business and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recurring losses., including net losses	$ 88,366
Accumulated deficit	$ (357,927)	$ (532,047)	$ (270,737)